Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income for the year	$ 1,913,451	$ 19,554,198	$ 16,180,949
Weighted average shares outstanding basic:
Common shares (Class A)	96	96	96
Loss per share, basic	$ 19,931.78	$ 203,689.56	$ 168,551.55
Loss per share, diluted	$ 19,931.78	$ 203,689.56	$ 168,551.55